Shareholder remuneration system and earnings per share - Distributions (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shareholder remuneration system and earnings per share
Dividends Paid, Percentage Of Par Value	0.00%	26.00%
Dividends paid, other shares, % of par value	0.00%	0.00%
Dividends paid, ordinary and other shares, % of par value	0.00%	26.00%
Dividends paid out of profit, % of par value	0.00%	13.00%
Dividends paid with a charge to reserves or share premium, % of par value	0.00%	13.00%
Dividend in kind, % of par value	0.00%	0.00%
Flexible payment, % of par value	0.00%	0.00%
Total remuneration paid (eur per share)	€ 0	€ 0.130
Dividends paid, other shares (eur per share)	0	0
Dividends paid, ordinary and other shares (eur per share)	0	0.130
Dividends paid out of profit (eur per share)	0	0.065
Dividends paid with a charge to reserves or share premium (eur per share)	0	0.065
Dividend in kind (eur per share)	0	0
Flexible payment (eur per share)	€ 0	€ 0
Dividends paid, ordinary shares	€ 0	€ 2,110
Dividends paid, other shares	0	0
Dividends paid, ordinary and other shares	0	2,110
Dividends paid out of profit	0	1,055
Dividends paid with a charge to reserves or share premium	0	1,055
Dividend in kind	0	0
Flexible payment	€ 0	€ 0
Proposed scrip dividend (in eur per share)	€ 0.10
Total dividend equivalent (in eur per share)		€ 0.20